Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct 31, 2012
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Feb 25, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013
Fort Pitt Capital Total Return Fund | Fort Pitt Capital Total Return Fund | Fort Pitt Capital Total Return Fund
Risk/Return:
Trading Symbol	FPCGX

Fort Pitt Capital Total Return Fund | Fort Pitt Capital Total Return Fund
Fort Pitt Capital Total Return Fund
Investment Objective:
The Fort Pitt Capital Total Return Fund (the “Fund”) seeks to realize the combination of long-term capital appreciation and income that will produce maximum total return.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Fort Pitt Capital Total Return Fund
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fort Pitt Capital Total Return Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.53%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		1.55%
Less: Fee Waiver	[2]	(0.29%)
Net Annual Fund Operating Expenses	[1]	1.26%
[1]	Acquired Fund Fees and Expenses ("AFFE") are indirect fees and expenses that mutual funds incur from investing in the shares of other mutual funds and exchange-traded funds ("Acquired Fund(s)"). The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Net Expenses to Average Net Assets After Expense Reimbursement and Waivers" in the Fund's Financial Highlights which reflects the operating expenses of the Fund and does not include AFFE.
[2]	Fort Pitt Capital Group, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and reimburse the Fund for expenses to ensure that Net Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.24% of the Fund's average daily net assets ("Expense Cap"). The Expense Cap will remain in effect through at least February 27, 2014, and may be terminated by the Trust's Board of Trustees (the "Board") or the Advisor. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example:
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Fort Pitt Capital Total Return Fund	128	461	817	1,821

Portfolio Turnover:
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies of the Fund:
The Fund has a long-term investment outlook and generally undertakes a “buy and hold” strategy in order to reduce turnover and maximize after-tax returns.

The Fund will invest primarily in common stocks of large and mid-sized U.S. companies that the Fund’s Advisor considers to be profitable and which have returns on equity near or higher than their peers, and the Advisor believes are undervalued as measured by price-to-earnings (“P/E”) ratio.  Return on equity measures how much profit a company generates with the money that shareholders have invested in the company, and is calculated by dividing net income by shareholder equity.  The Fund currently considers companies with a market capitalization between $2 billion and $10 billion to be mid-sized companies and companies with a market capitalization over $10 billion to be large-sized companies.  A portion of the Fund’s assets may also be invested in fixed income investments (primarily U.S. government obligations) when the Advisor determines that prospective returns from fixed income securities are competitive with those of common stocks.  The Fund will only invest in fixed income investments which are rated investment grade, or BBB as defined by Standard & Poor’s Rating Group (“Standard & Poor’s®”) or Baa by Moody’s Investors Services (“Moody’s”).  The Fund may invest in fixed income investments of any maturity.

The percentage of assets allocated between equity and fixed income securities is flexible rather than fixed.  The Fund also may invest up to 10% of its net assets in the securities of foreign issuers, and may invest without limit in American Depositary Receipts (“ADRs”), which are equity securities traded on U.S. exchanges, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may also invest up to 10% of its net assets in other mutual funds, including exchange traded funds (“ETFs”).

With respect to the selection of stocks in which the Fund invests, the Advisor identifies stocks for investment using its own research and analysis techniques, and supplements its internal research with the research and analysis of major U.S. investment and brokerage firms.

The Advisor may sell a stock when it believes the underlying company’s intrinsic value has been fully realized, when growth prospects falter due to changing market or economic conditions, or when earnings fail to meet the Advisor’s expectations.  The Advisor determines that a company’s intrinsic value has been fully realized by comparing current enterprise value (equity plus outstanding debt at market value) with its discounted estimate of future cash flows.  The discount rate employed in this calculation consists of the current yield-to-maturity of the 30-year U.S. Treasury plus an equity premium.

Principal Risks of Investing in the Fund:
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks that could adversely affect the Fund’s net asset value (“NAV”), yield and total return include:

•
Stock Market Risks.  The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.

•
Interest Rate Risks.  An increase in interest rates typically causes a decline in the value of fixed income and other debt securities.  Debt securities with longer maturities are generally more sensitive to interest rate changes than shorter maturities.

•	Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest.

•
Foreign Securities Risk.  Foreign securities are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

•
American Depositary Receipts Risks:  ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.

•
Small and Medium Capitalization Company Risks.  The risks associated with investing in small and medium capitalization companies, which have securities that may trade less frequently and in smaller volumes than securities of larger companies.

Performance.
The Fund was organized on July 15, 2011 to acquire the assets and liabilities of the Fort Pitt Capital Total Return Fund, a series of Fort Pitt Capital Funds (the “Predecessor Fund”) in exchange for shares of the Fund.  Accordingly, the Fund is the successor to the Predecessor Fund, and the following performance information shown prior to July 15, 2011, is that of the Predecessor Fund.  The Fund has an investment objective, strategies and policies substantially similar to the Predecessor Fund, which was advised by the Advisor.  The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.FortPittCapital.com or by calling the Fund toll-free at 1-866-688-8775.

Annual Total Returns as of 12/31

During the period shown on the bar chart, the Fund’s highest and lowest quarterly returns are as follows:

Highest Quarter:	Lowest Quarter:
Q2 ended June 30, 2003 22.37%	Q4 ended December 31, 2008 -21.34%

Average Annual Total Returns (For the Periods Ended December 31, 2012)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Fort Pitt Capital Total Return Fund	9.38%	1.31%	7.36%
Fort Pitt Capital Total Return Fund After Taxes on Distributions	9.15%	1.12%	7.03%
Fort Pitt Capital Total Return Fund After Taxes on Distributions and Sale of Fund Shares	6.41%	1.09%	6.47%
Fort Pitt Capital Total Return Fund Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)	16.12%	2.23%	7.99%
Fort Pitt Capital Total Return Fund S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fort Pitt Capital Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fort Pitt Capital Total Return Fund (the “Fund”) seeks to realize the combination of long-term capital appreciation and income that will produce maximum total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-27
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses ("AFFE") are indirect fees and expenses that mutual funds incur from investing in the shares of other mutual funds and exchange-traded funds ("Acquired Fund(s)"). The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Net Expenses to Average Net Assets After Expense Reimbursement and Waivers" in the Fund's Financial Highlights which reflects the operating expenses of the Fund and does not include AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund has a long-term investment outlook and generally undertakes a “buy and hold” strategy in order to reduce turnover and maximize after-tax returns.

The Fund will invest primarily in common stocks of large and mid-sized U.S. companies that the Fund’s Advisor considers to be profitable and which have returns on equity near or higher than their peers, and the Advisor believes are undervalued as measured by price-to-earnings (“P/E”) ratio.  Return on equity measures how much profit a company generates with the money that shareholders have invested in the company, and is calculated by dividing net income by shareholder equity.  The Fund currently considers companies with a market capitalization between $2 billion and $10 billion to be mid-sized companies and companies with a market capitalization over $10 billion to be large-sized companies.  A portion of the Fund’s assets may also be invested in fixed income investments (primarily U.S. government obligations) when the Advisor determines that prospective returns from fixed income securities are competitive with those of common stocks.  The Fund will only invest in fixed income investments which are rated investment grade, or BBB as defined by Standard & Poor’s Rating Group (“Standard & Poor’s®”) or Baa by Moody’s Investors Services (“Moody’s”).  The Fund may invest in fixed income investments of any maturity.

The percentage of assets allocated between equity and fixed income securities is flexible rather than fixed.  The Fund also may invest up to 10% of its net assets in the securities of foreign issuers, and may invest without limit in American Depositary Receipts (“ADRs”), which are equity securities traded on U.S. exchanges, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may also invest up to 10% of its net assets in other mutual funds, including exchange traded funds (“ETFs”).

With respect to the selection of stocks in which the Fund invests, the Advisor identifies stocks for investment using its own research and analysis techniques, and supplements its internal research with the research and analysis of major U.S. investment and brokerage firms.

The Advisor may sell a stock when it believes the underlying company’s intrinsic value has been fully realized, when growth prospects falter due to changing market or economic conditions, or when earnings fail to meet the Advisor’s expectations.  The Advisor determines that a company’s intrinsic value has been fully realized by comparing current enterprise value (equity plus outstanding debt at market value) with its discounted estimate of future cash flows.  The discount rate employed in this calculation consists of the current yield-to-maturity of the 30-year U.S. Treasury plus an equity premium.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The principal risks that could adversely affect the Fund’s net asset value (“NAV”), yield and total return include:

•
Stock Market Risks.  The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.

•
Interest Rate Risks.  An increase in interest rates typically causes a decline in the value of fixed income and other debt securities.  Debt securities with longer maturities are generally more sensitive to interest rate changes than shorter maturities.

•	Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest.

•
Foreign Securities Risk.  Foreign securities are subject to special risks.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

•
American Depositary Receipts Risks:  ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.

•
Small and Medium Capitalization Company Risks.  The risks associated with investing in small and medium capitalization companies, which have securities that may trade less frequently and in smaller volumes than securities of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund was organized on July 15, 2011 to acquire the assets and liabilities of the Fort Pitt Capital Total Return Fund, a series of Fort Pitt Capital Funds (the “Predecessor Fund”) in exchange for shares of the Fund.  Accordingly, the Fund is the successor to the Predecessor Fund, and the following performance information shown prior to July 15, 2011, is that of the Predecessor Fund.  The Fund has an investment objective, strategies and policies substantially similar to the Predecessor Fund, which was advised by the Advisor.  The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.FortPittCapital.com or by calling the Fund toll-free at 1-866-688-8775.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-688-8775
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.FortPittCapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown on the bar chart, the Fund’s highest and lowest quarterly returns are as follows:

Highest Quarter:	Lowest Quarter:
Q2 ended June 30, 2003 22.37%	Q4 ended December 31, 2008 -21.34%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.34%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2012)
Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.99%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.10%
Fort Pitt Capital Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	461
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	817
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,821
Annual Return 2003	rr_AnnualReturn2003	35.15%
Annual Return 2004	rr_AnnualReturn2004	15.21%
Annual Return 2005	rr_AnnualReturn2005	9.00%
Annual Return 2006	rr_AnnualReturn2006	14.34%
Annual Return 2007	rr_AnnualReturn2007	(1.79%)
Annual Return 2008	rr_AnnualReturn2008	(36.12%)
Annual Return 2009	rr_AnnualReturn2009	23.81%
Annual Return 2010	rr_AnnualReturn2010	15.40%
Annual Return 2011	rr_AnnualReturn2011	6.90%
Annual Return 2012	rr_AnnualReturn2012	9.38%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.36%
Fort Pitt Capital Total Return Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.03%
Fort Pitt Capital Total Return Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.47%

[1]	Acquired Fund Fees and Expenses ("AFFE") are indirect fees and expenses that mutual funds incur from investing in the shares of other mutual funds and exchange-traded funds ("Acquired Fund(s)"). The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Net Expenses to Average Net Assets After Expense Reimbursement and Waivers" in the Fund's Financial Highlights which reflects the operating expenses of the Fund and does not include AFFE.
[2]	Fort Pitt Capital Group, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and reimburse the Fund for expenses to ensure that Net Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.24% of the Fund's average daily net assets ("Expense Cap"). The Expense Cap will remain in effect through at least February 27, 2014, and may be terminated by the Trust's Board of Trustees (the "Board") or the Advisor. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2013